Schedule of Investments (unaudited)	iShares® MSCI China Multisector Tech ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Broadline Retail — 15.2%
Alibaba Group Holding Ltd.(a)	30,000	$278,862
JD.com Inc.	20,400	278,258
Pinduoduo Inc., ADR(a)	2,391	352,529
Vipshop Holdings Ltd., ADR(a)	9,768	156,581
		1,066,230
Capital Markets — 1.0%
East Money Information Co. Ltd., Class A	26,352	53,946
Hithink RoyalFlush Information Network Co. Ltd., Class A	800	15,716
		69,662
Communications Equipment — 3.2%
BYD Electronic International Co. Ltd.	22,000	100,416
Guangzhou Haige Communications Group Inc. Co., Class A	4,000	7,085
Hengtong Optic-Electric Co. Ltd., Class A	4,400	7,661
Suzhou TFC Optical Communication Co. Ltd.	800	8,223
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	1,200	5,187
Yealink Network Technology Corp. Ltd., Class A	2,240	10,088
Zhongji Innolight Co. Ltd., Class A	1,200	15,952
ZTE Corp., Class A	6,400	22,957
ZTE Corp., Class H	20,800	45,343
		222,912
Consumer Finance — 1.0%
Lufax Holding Ltd., ADR	22,552	19,144
Qifu Technology Inc.	3,182	49,385
		68,529
Diversified Consumer Services — 6.9%
East Buy Holding Ltd.(a)(b)	11,000	40,825
New Oriental Education & Technology Group Inc.(a)	34,400	279,788
Offcn Education Technology Co. Ltd., Class A(a)	10,000	6,821
TAL Education Group, ADR(a)	12,368	154,971
		482,405
Electrical Equipment — 5.0%
Beijing Easpring Material Technology Co. Ltd., Class A	800	4,584
Contemporary Amperex Technology Co. Ltd., Class A	7,240	169,204
Eve Energy Co. Ltd., Class A	3,200	18,873
Fangda Carbon New Material Co. Ltd., Class A(a)	7,600	6,149
Farasis Energy Gan Zhou Co. Ltd., NVS	2,400	6,294
Ginlong Technologies Co. Ltd., Class A	800	7,467
Gongniu Group Co. Ltd.	795	10,874
Gotion High-tech Co. Ltd., Class A(a)	2,800	8,681
Hongfa Technology Co. Ltd., Class A	880	3,585
Hoymiles Power Electronics Inc., NVS	137	4,282
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	280	4,230
Jiangsu Zhongtian Technology Co. Ltd., Class A	5,600	10,166
Jiangxi Special Electric Motor Co. Ltd., NVS(a)	2,800	4,067
Ningbo Orient Wires & Cables Co. Ltd.	1,192	6,838
Ningbo Ronbay New Energy Technology Co. Ltd.	740	4,043
Pylon Technologies Co. Ltd., NVS	284	4,050
Shanghai Moons' Electric Co. Ltd.	800	8,386
Sieyuan Electric Co. Ltd.	1,200	8,322
Sungrow Power Supply Co. Ltd., Class A	2,400	27,910
Sunwoda Electronic Co. Ltd., Class A	2,800	5,956
TBEA Co. Ltd., Class A	8,600	16,769
Zhejiang Chint Electrics Co. Ltd., Class A	3,600	11,052
		351,782
Electronic Equipment, Instruments & Components — 10.7%
AAC Technologies Holdings Inc.	20,000	56,237
Accelink Technologies Co. Ltd., Class A	1,200	4,584
Avary Holding Shenzhen Co. Ltd., Class A	3,200	9,655
BOE Technology Group Co. Ltd., Class A	64,000	34,645
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Chaozhou Three-Circle Group Co. Ltd., Class A	3,200	$13,135
China Railway Signal & Communication Corp. Ltd., Class A	12,000	7,298
China Zhenhua Group Science & Technology Co. Ltd., Class A	800	7,234
Eoptolink Technology Inc.Ltd.	1,200	7,786
Everdisplay Optronics Shanghai Co. Ltd.(a)	19,200	7,228
Foxconn Industrial Internet Co. Ltd., Class A	22,000	46,501
GoerTek Inc., Class A	5,600	14,109
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	1,200	7,607
Hengdian Group DMEGC Magnetics Co. Ltd.	2,722	5,156
Huagong Tech Co. Ltd., Class A	1,600	6,635
Kingboard Holdings Ltd.	18,000	43,334
Kingboard Laminates Holdings Ltd.	26,000	22,646
Lens Technology Co. Ltd., Class A	8,600	15,723
Lingyi iTech Guangdong Co., Class A	12,400	11,623
Luxshare Precision Industry Co. Ltd., Class A	12,000	53,421
Maxscend Microelectronics Co. Ltd., Class A	1,040	20,161
OFILM Group Co. Ltd., Class A(a)	5,600	7,946
Raytron Technology Co. Ltd., Class A	800	5,633
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	200	6,300
Shengyi Technology Co. Ltd., Class A	4,000	9,587
Shennan Circuits Co. Ltd., Class A	800	8,182
Shenzhen Kaifa Technology Co. Ltd., Class A	2,400	5,741
Shenzhen SED Industry Co. Ltd., NVS	1,974	5,381
Shenzhen Sunlord Electronics Co. Ltd., Class A	1,200	4,559
Sunny Optical Technology Group Co. Ltd.	20,000	189,401
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,800	7,303
TCL Technology Group Corp., Class A(a)	32,480	19,004
Tianma Microelectronics Co. Ltd., Class A(a)	4,000	6,089
Unisplendour Corp. Ltd., Class A(a)	4,800	13,584
Universal Scientific Industrial Shanghai Co. Ltd., Class A	3,200	6,676
Westone Information Industry Inc., Class A	1,600	5,124
Wingtech Technology Co. Ltd., Class A(a)	2,000	13,501
Wuhan Guide Infrared Co. Ltd., Class A	6,968	7,570
WUS Printed Circuit Kunshan Co. Ltd., Class A	3,200	9,261
Xiamen Faratronic Co. Ltd.	400	5,262
Zhejiang Dahua Technology Co. Ltd., Class A	5,600	15,144
Zhejiang Supcon Technology Co. Ltd.	1,365	8,363
		754,329
Entertainment — 8.5%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,600	11,168
Beijing Enlight Media Co. Ltd., Class A	4,800	5,339
Bilibili Inc.(a)	5,600	63,561
China Film Co. Ltd., Class A(a)	3,200	5,506
China Ruyi Holdings Ltd.(a)	160,000	36,247
G-Bits Network Technology Xiamen Co. Ltd., Class A	100	3,587
Giant Network Group Co. Ltd., Class A	3,600	6,096
iQIYI Inc., ADR(a)	12,448	55,892
Kingnet Network Co. Ltd.	3,600	5,884
Kingsoft Corp. Ltd.	26,400	84,316
Kunlun Tech Co. Ltd., Class A(a)	2,000	9,006
Mango Excellent Media Co. Ltd., Class A	3,200	11,557
NetEase Inc.	12,000	270,700
Perfect World Co. Ltd., Class A	3,200	5,645
Tencent Music Entertainment Group, ADR(a)	696	5,923
Wanda Film Holding Co. Ltd., Class A(a)	3,600	6,300
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	12,800	9,995
		596,722

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Multisector Tech ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables — 4.2%
Beijing Roborock Technology Co. Ltd., Class A	280	$11,706
Ecovacs Robotics Co. Ltd., Class A	800	4,791
Gree Electric Appliances Inc. of Zhuhai, Class A	4,800	22,101
Haier Smart Home Co. Ltd., Class A	10,400	32,217
Haier Smart Home Co. Ltd., Class H	68,000	196,631
Hang Zhou Great Star Industrial Co. Ltd., Class A	2,000	6,107
Hangzhou Robam Appliances Co. Ltd., Class A	1,600	5,193
Hisense Visual Technology Co. Ltd.	2,400	7,861
Sichuan Changhong Electric Co. Ltd.	7,600	6,115
Zhejiang Supor Co. Ltd., Class A	800	5,849
		298,571
Interactive Media & Services — 15.3%
Autohome Inc., ADR	1,884	51,452
Baidu Inc.(a)	21,200	314,589
JOYY Inc., ADR	1,092	41,944
Kanzhun Ltd., ADR(a)	6,128	101,296
Kuaishou Technology(a)(b)	36,800	271,339
Tencent Holdings Ltd.	6,600	274,951
Weibo Corp., ADR	2,320	23,455
		1,079,026
IT Services — 1.6%
Chinasoft International Ltd.	72,000	61,594
DHC Software Co. Ltd., Class A	6,000	5,357
GDS Holdings Ltd.(a)	27,600	35,033
Isoftstone Information Technology Group Co. Ltd., NVS	1,725	9,653
		111,637
Machinery — 1.8%
Haitian International Holdings Ltd.	16,000	40,728
Jiangsu Hengli Hydraulic Co. Ltd., Class A	2,400	18,897
Keda Industrial Group Co. Ltd.	3,200	4,472
Ningbo Deye Technology Co. Ltd., NVS	720	6,352
North Industries Group Red Arrow Co. Ltd., Class A	2,400	4,991
Range Intelligent Computing Technology Group Co. Ltd.	2,320	8,766
Shandong Himile Mechanical Science & Technology Co. Ltd.	1,600	6,661
Shenzhen Inovance Technology Co. Ltd., Class A	2,400	22,137
Shuangliang Eco-Energy Systems Co. Ltd.	3,200	3,844
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	3,200	12,954
		129,802
Media — 0.3%
China Literature Ltd.(a)(b)	800	2,727
Jiangsu Phoenix Publishing & Media Corp. Ltd.	4,400	6,196
People.cn Co. Ltd.	2,000	9,505
		18,428
Semiconductors & Semiconductor Equipment — 11.8%
3peak Inc.	156	3,532
ACM Research Shanghai Inc.	800	12,828
Advanced Micro-Fabrication Equipment Inc., Class A	1,000	23,774
Amlogic Shanghai Co. Ltd.	684	5,850
ASR Microelectronics Co. Ltd.(a)	708	6,634
Cambricon Technologies Corp. Ltd.(a)	668	14,060
China Resources Microelectronics Ltd.	2,056	13,516
Daqo New Energy Corp., ADR(a)	1,680	39,749
Flat Glass Group Co. Ltd., Class A	2,800	9,924
Flat Glass Group Co. Ltd., Class H	12,000	19,740
GalaxyCore Inc., NVS	2,864	8,228
GCL-Poly Energy Holdings Ltd.	604,000	80,348
GigaDevice Semiconductor Inc., Class A	1,200	15,805
Hangzhou Chang Chuan Technology Co. Ltd.	1,175	6,627
Hangzhou First Applied Material Co. Ltd., Class A	3,136	10,190
Hangzhou Lion Electronics Co. Ltd.	1,200	5,398
Hangzhou Silan Microelectronics Co. Ltd., Class A	2,400	8,113
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Hoyuan Green Energy Co. Ltd., Class A	782	$3,623
Hua Hong Semiconductor Ltd.(a)(b)	16,000	36,976
Hwatsing Technology Co. Ltd., NVS	280	8,600
Hygon Information Technology Co. Ltd., NVS	2,890	29,025
Ingenic Semiconductor Co. Ltd., Class A	800	7,621
JA Solar Technology Co. Ltd., Class A	5,488	15,284
JCET Group Co. Ltd., Class A	3,200	13,683
Jiangsu Pacific Quartz Co. Ltd., NVS	400	4,801
Jinko Solar Co. Ltd.	11,500	14,285
LONGi Green Energy Technology Co. Ltd., Class A	12,720	37,772
Montage Technology Co. Ltd., Class A	1,600	13,220
National Silicon Industry Group Co. Ltd., Class A(a)	4,800	11,865
NAURA Technology Group Co. Ltd., Class A	800	26,269
Piotech Inc., NVS	309	11,578
Risen Energy Co. Ltd.	2,000	4,518
Rockchip Electronics Co. Ltd.	400	3,686
Sanan Optoelectronics Co. Ltd., Class A	8,400	16,317
SG Micro Corp., Class A	780	9,790
Shanghai Aiko Solar Energy Co. Ltd.	3,163	7,167
Shanghai Fudan Microelectronics Group Co. Ltd.	944	5,911
Shenzhen Goodix Technology Co. Ltd., Class A(a)	800	8,143
Shenzhen SC New Energy Technology Corp., Class A	400	3,935
StarPower Semiconductor Ltd., Class A	300	7,907
Suzhou Maxwell Technologies Co. Ltd., Class A	480	7,254
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	6,900	16,099
Tianshui Huatian Technology Co. Ltd., Class A	6,000	7,505
TongFu Microelectronics Co. Ltd., Class A	2,400	7,636
Tongwei Co. Ltd., Class A	8,000	27,423
Trina Solar Co. Ltd.	3,400	12,828
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	1,619	16,420
Verisilicon Microelectronics Shanghai Co. Ltd.(a)	806	6,022
Will Semiconductor Co. Ltd. Shanghai, Class A	2,020	30,586
Wuxi Autowell Technology Co. Ltd.	375	4,775
Xinjiang Daqo New Energy Co. Ltd.	2,888	12,450
Xinyi Solar Holdings Ltd.	136,000	78,021
Yangzhou Yangjie Electronic Technology Co. Ltd.	966	5,063
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,400	14,496
		832,870
Software — 4.4%
360 Security Technology Inc., Class A(a)	11,600	14,099
Beijing E-Hualu Information Technology Co. Ltd., Class A(a)	1,200	5,675
Beijing Kingsoft Office Software Inc., Class A	800	33,780
Beijing Shiji Information Technology Co. Ltd., Class A(a)	3,640	5,441
China National Software & Service Co. Ltd., Class A	1,549	7,464
Empyrean Technology Co. Ltd., NVS	800	11,006
Hundsun Technologies Inc., Class A	3,120	13,109
Iflytek Co. Ltd., Class A	3,600	22,539
Kingdee International Software Group Co. Ltd.(a)	76,000	105,504
NavInfo Co. Ltd., Class A(a)	4,000	5,485
Qi An Xin Technology Group Inc.(a)	1,096	6,908
Sangfor Technologies Inc., Class A(a)	800	9,453
Shanghai Baosight Software Co. Ltd., Class A	3,040	17,878
Shanghai Baosight Software Co. Ltd., Class B	16,944	31,897
Thunder Software Technology Co. Ltd., Class A	800	8,980
Yonyou Network Technology Co. Ltd., Class A	5,800	13,554
		312,772
Technology Hardware, Storage & Peripherals — 8.4%
Anker Innovations Technology Co. Ltd.	770	9,496
China Greatwall Technology Group Co. Ltd., Class A	5,600	8,747

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Multisector Tech ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
GRG Banking Equipment Co. Ltd., Class A	4,400	$7,515
Inspur Electronic Information Industry Co. Ltd., Class A	2,400	11,832
Lenovo Group Ltd.	200,000	246,823
Ninestar Corp., Class A	2,400	9,286
Shenzhen Transsion Holding Co. Ltd., Class A.	1,348	20,869
Tsinghua Tongfang Co. Ltd.(a)	5,582	6,327
Xiaomi Corp., Class B(a)(b)	136,800	273,058
		593,953
Total Investments — 99.3%
(Cost: $9,224,904)		6,989,630

Other Assets Less Liabilities — 0.7%		49,186

Net Assets — 100.0%		$7,038,816

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(33	)(b)	$33	$—	$—	—	$16	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	—	0	(b)	—	—	—	—	24		—
					$33	$—	$—		$40		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI China Index	1	12/15/23	$22	$(90)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Multisector Tech ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,199,974	$5,789,656	$—	$6,989,630
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(90)	$—	$(90)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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